MANDATORILY REDEEMABLE NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2024
MANDATORILY REDEEMABLE NONCONTROLLING INTEREST
Schedule of mandatorily redeemable non-controlling interest

US$
Balance as of December 31, 2021	6,593
Changes in fair values of mandatorily redeemable noncontrolling interest, excluding impact of instrument-specific credit risk	5,565
Changes in fair values of mandatorily redeemable noncontrolling interest due to the instrument-specific credit risk	(30)
Foreign currency translation adjustment	(747)
Balance as of December 31, 2022	11,381
Changes in fair values of mandatorily redeemable noncontrolling interest, excluding impact of instrument-specific credit risk	108
Redemption of mandatorily redeemable noncontrolling interest	(11,554)
Foreign currency translation adjustment	65
Balance as of December 31, 2023	—